Goodwill and Other Intangible Assets Schedule of Finite Lived Intangible Assets, Future Amortization (Tables)	12 Months Ended
Jul. 01, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents estimated future amortization expense for intangible assets currently subject to amortization:

July 1, 2016
(in millions)
2017	$912
2018	670
2019	377
2020	167
2021	161
2022 and thereafter	312
Future amortization expense	$2,599